ACCOUNTS PAYABLE, NON-CURRENT	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Payables Non Current Explanatory [Abstract]
ACCOUNTS PAYABLE, NON-CURRENT	ACCOUNTS PAYABLE, NON-CURRENT

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$

Aircraft and engine maintenance	348,578	249,710
Fleet (JOL)	40,000	40,000
Airport and Overflight Taxes	11,337	19,866
Provision for vacations and bonuses	18,518	16,539
Other sundry liabilities	154	169
Total accounts payable, non-current	418,587	326,284